Cover	Aug. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	814-01992
Entity Registrant Name	CIFC Direct Lending Evergreen Fund
Entity Central Index Key	0002056516
Entity Tax Identification Number	33-2143049
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	1 SE 3rd Avenue
Entity Address, Address Line Two	Suite 1660
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	624-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false